Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables
Trade and other receivables	7. Trade and other receivables
	December 31,	December 31,
	2024	2023

Trade receivables	$3,572	$5,875
Other receivables	3,560	3,611
	$7,132	$9,486